Exposures - Net exposure by region and class (Details) - Credit risk - SEK (kr) kr in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of credit risk exposure
Net exposure	kr 445,400	kr 426,900
Central governments
Disclosure of credit risk exposure
Net exposure	227,500	216,800
Regional governments
Disclosure of credit risk exposure
Net exposure	11,600	11,400
Multilateral development banks
Disclosure of credit risk exposure
Net exposure	2,300	5,100
Public sector entity
Disclosure of credit risk exposure
Net exposure	0	0
Financial institutions
Disclosure of credit risk exposure
Net exposure	37,200	32,200
Corporates
Disclosure of credit risk exposure
Net exposure	166,700	161,300
Middle East/Africa/Turkey
Disclosure of credit risk exposure
Net exposure	300	300
Middle East/Africa/Turkey | Central governments
Disclosure of credit risk exposure
Net exposure	0	0
Middle East/Africa/Turkey | Financial institutions
Disclosure of credit risk exposure
Net exposure	0	0
Middle East/Africa/Turkey | Corporates
Disclosure of credit risk exposure
Net exposure	300	300
Asia excl. Japan
Disclosure of credit risk exposure
Net exposure	2,300	1,700
Asia excl. Japan | Central governments
Disclosure of credit risk exposure
Net exposure		0
Asia excl. Japan | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	1,600	800
Asia excl. Japan | Corporates
Disclosure of credit risk exposure
Net exposure	700	900
Japan
Disclosure of credit risk exposure
Net exposure	6,400	5,300
Japan | Financial institutions
Disclosure of credit risk exposure
Net exposure	2,700	2,100
Japan | Corporates
Disclosure of credit risk exposure
Net exposure	3,600	3,200
North America
Disclosure of credit risk exposure
Net exposure	15,000	11,100
North America | Central governments
Disclosure of credit risk exposure
Net exposure	2,100	200
North America | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	400
North America | Financial institutions
Disclosure of credit risk exposure
Net exposure	4,600	3,200
North America | Corporates
Disclosure of credit risk exposure
Net exposure	8,000	7,700
Latin America
Disclosure of credit risk exposure
Net exposure	2,300	2,400
Latin America | Financial institutions
Disclosure of credit risk exposure
Net exposure	0	0
Latin America | Corporates
Disclosure of credit risk exposure
Net exposure	2,300	2,400
Sweden
Disclosure of credit risk exposure
Net exposure	350,900	341,200
Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	204,900	201,800
Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	10,200	10,300
Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	17,100	16,600
Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	118,600	112,500
Western Europe excl. Sweden
Disclosure of credit risk exposure
Net exposure	64,300	61,100
Western Europe excl. Sweden | Central governments
Disclosure of credit risk exposure
Net exposure	18,600	12,800
Western Europe excl. Sweden | Regional governments
Disclosure of credit risk exposure
Net exposure	1,400	1,100
Western Europe excl. Sweden | Multilateral development banks
Disclosure of credit risk exposure
Net exposure	400	4,400
Western Europe excl. Sweden | Financial institutions
Disclosure of credit risk exposure
Net exposure	12,700	10,300
Western Europe excl. Sweden | Corporates
Disclosure of credit risk exposure
Net exposure	31,200	32,600
Central and Eastern Europe
Disclosure of credit risk exposure
Net exposure	3,900	3,700
Central and Eastern Europe | Central governments
Disclosure of credit risk exposure
Net exposure	1,900	2,000
Central and Eastern Europe | Regional governments
Disclosure of credit risk exposure
Net exposure	0	0
Central and Eastern Europe | Financial institutions
Disclosure of credit risk exposure
Net exposure		0
Central and Eastern Europe | Corporates
Disclosure of credit risk exposure
Net exposure	kr 2,000	kr 1,800